Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Genius Sports Limited
Entity Central Index Key	0001834489
Amendment Description	This Report on Form 6-K/A (this “Amendment”) amends the Report on Form 6-K filed by Genius Sports Limited (the “Company”) on August 7, 2023 (the “Original 6-K”) solely to provide the Company’s interim report for the six month period ended June 30, 2023 formatted in Inline eXtensible Business Reporting Language (“ixBRL”), attached hereto as Exhibit 99.1. The information contained in Exhibit 99.1 is incorporated by reference into the Company’s registration statements on Form F-3 (File No: 333-265466) and on Form S-8 (File Nos: 333-264254, 333-266904 and 333-269093). Such interim report was previously filed without iXBRL as Exhibit 99.1 to the Original 6-K. Except as described above, this Amendment speaks as of the original filing date of the Original 6-K and does not amend, update or restate any information set forth in the Original 6-K or reflect any events that occurred subsequent to the original filing date of the Original 6-K.